Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Tax-Exempt Fund of New York
Entity Central Index Key	0001496999
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
American Funds Tax-Exempt Fund of New York® (Class A)
Shareholder Report [Line Items]
Fund Name	American Funds Tax-Exempt Fund of New York®
Class Name	Class A
Trading Symbol	NYAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Exempt Fund of New York (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 invest m ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class

A shares gained 4.88% for the year ended July 31, 2024. That result compares with a 3.89% gain for the Bloomberg New York Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Toward the end of 2023, the municipal bond market rallied alongside declining U.S. Treasury yields. With investors in the market more willing to take on risk during the last year, lower quality bonds significantly outpaced their higher quality counterparts, despite the elevated rate volatility that was seen in 2024.
Within the fund, each sector contributed positively to overall returns. Holdings in health care, housing and corporate bonds were particularly additive during the period. Education and transportation debt also saw returns surpassing those of the overall portfolio. Idiosyncratic security selection was a factor in overall results, as bottom-up investment research provided opportunity for the fund to build a diversified portfolio of high-conviction ideas.
Holdings in non-general obligation
*
government issues, escrowed bonds
†
and general obligation municipals
*
, while still positive, were below the portfolio’s overall return. Broadly speaking, those credits rated Baa/BBB or lower provided returns greater than those rated A or higher, where the majority of the portfolio’s holdings reside.
*
A general obligation bond is a municipal bond backed solely by the credit and taxing power of the issuing jurisdiction rather than the revenue from a given project.
†
Escrowed to maturity municipal bonds are a form of pre-funded municipal bonds, which are backed by Treasury securities held in an escrow account.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Exempt Fund of New York — Class A (with sales charge) *	0.94%	0.22%	1.83%
American Funds Tax-Exempt Fund of New York — Class A (without sales charge) *	4.88	0.99	2.22
Bloomberg Municipal Bond Index †	3.74	1.18	2.47
Bloomberg New York Municipal Index †	3.89	1.13	2.38
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg New York Municipal Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors canno
t inve
st directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 277,522,000
Holdings Count | Holding	258
Advisory Fees Paid, Amount	$ 664,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in tho usa nds)	$ 277,522
Total number of portfolio holdings	258
Total advisory fees paid (in thousands)	$ 664
Portfolio turnover rate	20%

Holdings [Text Block]
Portfolio quality summary
*

*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†
Includes derivatives.

American Funds Tax-Exempt Fund of New York® (Class C)
Shareholder Report [Line Items]
Fund Name	American Funds Tax-Exempt Fund of New York®
Class Name	Class C
Trading Symbol	NYACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Exempt Fund of New York (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 in vest ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 137	1.34%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 4.10% for the year ended July 31, 2024. That result compares with a 3.89% gain for the Bloomberg New York Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Toward the end of 2023, the municipal bond market rallied alongside declining U.S. Treasury yields. With investors in the market more willing to take on risk during the last year, lower quality bonds significantly outpaced their higher quality counterparts, despite the elevated rate volatility that was seen in 2024.
Within the fund, each sector contributed positively to overall returns. Holdings in health care, housing and corporate bonds were particularly additive during the period. Education and transportation debt also saw returns surpassing those of the overall portfolio. Idiosyncratic security selection was a factor in overall results, as bottom-up investment research provided opportunity for the fund to build a diversified portfolio of high-conviction ideas.
Holdings in non-general obligation
*
government issues, escrowed bonds
†
and general obligation municipals
*
, while still positive, were below the portfolio’s overall return. Broadly speaking, those credits rated Baa/BBB or lower provided returns greater than those rated A or higher, where the majority of the portfolio’s holdings reside.
*
A general obligation bond is a municipal bond backed solely by the credit and taxing power of the issuing jurisdiction rather than the revenue from a given project.
†
Escrowed to maturity municipal bonds are a form of pre-funded municipal bonds, which are backed by Treasury securities held in an escrow account.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds Tax-Exempt Fund of New York — Class C (with sales charge) *	3.10%	0.23%	1.59%
American Funds Tax-Exempt Fund of New York — Class C (without sales charge) *	4.10	0.23	1.59
Bloomberg Municipal Bond Index †	3.74	1.18	2.47
Bloomberg New York Municipal Index †	3.89	1.13	2.38
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg New York Municipal Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 277,522,000
Holdings Count | Holding	258
Advisory Fees Paid, Amount	$ 664,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 277,522
Total number of portfolio holdings	258
Total advisory fees paid (in thousands)	$ 664
Portfolio turnover rate	20%

Holdings [Text Block]
Portfolio quality summary
*

*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment poli cie
s.
†
Includes derivatives.

American Funds Tax-Exempt Fund of New York® (Class T)
Shareholder Report [Line Items]
Fund Name	American Funds Tax-Exempt Fund of New York®
Class Name	Class T
Trading Symbol	TATEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Exempt Fund of New York (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 5.17% for the year ended July 31, 2024. That result compares with a 3.89% gain for the Bloomberg New York Municipal Index.
What factors influenced results
Toward the end of 2023, the municipal bond market rallied alongside declining U.S. Treasury yields. With investors in the market more willing to take on risk during the last year, lower quality bonds significantly outpaced their higher quality counterparts, despite the elevated rate volatility that was seen in 2024.
Within the fund, each sector contributed positively to overall returns. Holdings in health care, housing and corporate bonds were particularly additive during the period. Education and transportation debt also saw returns surpassing those of the overall portfolio. Idiosyncratic security selection was a factor in overall results, as bottom-up investment research provided opportunity for the fund to build a diversified portfolio of high-conviction ideas.
Holdings in non-general obligation
*
government issues, escrowed bonds
†
and general obligation municipals
*
, while still positive, were below the portfolio’s overall return. Broadly speaking, those credits rated Baa/BBB or lower provided returns greater than those rated A or higher, where the majority of the portfolio’s holdings reside.
*
A general obligation bond is a municipal bond backed solely by the credit and taxing power of the issuing jurisdiction rather than the revenue from a given project.
†
Escrowed to maturity municipal bonds are a form of pre-funded municipal bonds, which are backed by Treasury securities held in an escrow account.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Tax-Exempt Fund of New York — Class T (with sales charge) 2	2.50%	0.75%	1.83%
American Funds Tax-Exempt Fund of New York — Class T (without sales charge) 2	5.17	1.25	2.18
Bloomberg Municipal Bond Index 3	3.74	1.18	2.24
Bloomberg New York Municipal Index 3	3.89	1.13	2.12
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg New York Municipal Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 277,522,000
Holdings Count | Holding	258
Advisory Fees Paid, Amount	$ 664,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 277,522
Total number of portfolio holdings	258
Total advisory fees paid (in thousands)	$ 664
Portfolio turnover rate	20%

Holdings [Text Block]
Portfolio quality summary
*

*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ra tin
gs, consistent with the fund’s investment policies.
†
Includes derivatives.

American Funds Tax-Exempt Fund of New York® (Class F-1)
Shareholder Report [Line Items]
Fund Name	American Funds Tax-Exempt Fund of New York®
Class Name	Class F-1
Trading Symbol	NYAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Exempt Fund of New York (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 4.77% for the year ended July 31, 2024. That result compares with a 3.89% gain for the Bloomberg New York Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Toward the end of 2023, the municipal bond market rallied alongside declining U.S. Treasury yields. With investors in the market more willing to take on risk during the last year, lower quality bonds significantly outpaced their higher quality counterparts, despite the elevated rate volatility that was seen in 2024.
Within the fund, each sector contributed positively to overall returns. Holdings in health care, housing and corporate bonds were particularly additive during the period. Education and transportation debt also saw returns surpassing those of the overall portfolio. Idiosyncratic security selection was a factor in overall results, as bottom-up investment research provided opportunity for the fund to build a diversified portfolio of high-conviction ideas.
Holdings in non-general obligation
*
government issues, escrowed bonds
†
and general obligation municipals
*
, while still positive, were below the portfolio’s overall return. Broadly speaking, those credits rated Baa/BBB or lower provided returns greater than those rated A or higher, where the majority of the portfolio’s holdings reside.
*
A general obligation bond is a municipal bond backed solely by the credit and taxing power of the issuing jurisdiction rather than the revenue from a given project.
†
Escrowed to maturity municipal bonds are a form of pre-funded municipal bonds, which are backed by Treasury securities held in an escrow account.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Exempt Fund of New York — Class F-1 *	4.77%	0.95%	2.19%
Bloomberg Municipal Bond Index †	3.74	1.18	2.47
Bloomberg New York Municipal Index †	3.89	1.13	2.38
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg New York Municipal Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 01, 2023
Net Assets	$ 277,522,000
Holdings Count | Holding	258
Advisory Fees Paid, Amount	$ 664,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 277,522
Total number of portfolio holdings	258
Total advisory fees paid (in thousands)	$ 664
Portfolio turnover rate	20%

Holdings [Text Block]
Portfolio quality summary
*

*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lo
w
est), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†
Includes derivatives.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since August 1, 2023. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2024 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at (800) 421-4225.
The fund's Class F-1 total annual operating expense ratio before and after expense reimbursement increased approximately 6 basis points. The increase was driven by transfer agent fees due to changes in assets and account composition.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F1
American Funds Tax-Exempt Fund of New York® (Class F-2)
Shareholder Report [Line Items]
Fund Name	American Funds Tax-Exempt Fund of New York®
Class Name	Class F-2
Trading Symbol	NYAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Exempt Fund of New York (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 5.07% for the year ended July 31, 2024. That result compares with a 3.89% gain for the Bloomberg New York Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Toward the end of 2023, the municipal bond market rallied alongside declining U.S. Treasury yields. With investors in the market more willing to take on risk during the last year, lower quality bonds significantly outpaced their higher quality counterparts, despite the elevated rate volatility that was seen in 2024.
Within the fund, each sector contributed positively to overall returns. Holdings in health care, housing and corporate bonds were particularly additive during the period. Education and transportation debt also saw returns surpassing those of the overall portfolio. Idiosyncratic security selection was a factor in overall results, as bottom-up investment research provided opportunity for the fund to build a diversified portfolio of high-conviction ideas.
Holdings in non-general obligation
*
government issues, escrowed bonds
†
and general obligation municipals
*
, while still positive, were below the portfolio’s overall return. Broadly speaking, those credits rated Baa/BBB or lower provided returns greater than those rated A or higher, where the majority of the portfolio’s holdings reside.
*
A general obligation bond is a municipal bond backed solely by the credit and taxing power of the issuing jurisdiction rather than the revenue from a given project.
†
Escrowed to maturity municipal bonds are a form of pre-funded municipal bonds, which are backed by Treasury securities held in an escrow account.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds Tax-Exempt Fund of New York — Class F-2 *	5.07%	1.17%	2.38%
Bloomberg Municipal Bond Index †	3.74	1.18	2.47
Bloomberg New York Municipal Index †	3.89	1.13	2.38
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg New York Municipal Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 277,522,000
Holdings Count | Holding	258
Advisory Fees Paid, Amount	$ 664,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 277,522
Total number of portfolio holdings	258
Total advisory fees paid (in thousands)	$ 664
Portfolio turnover rate	20%

Holdings [Text Block]
Portfolio quality summary
*

*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†
Includes derivatives.

American Funds Tax-Exempt Fund of New York® (Class F-3)
Shareholder Report [Line Items]
Fund Name	American Funds Tax-Exempt Fund of New York®
Class Name	Class F-3
Trading Symbol	TFNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Exempt Fund of New York (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 5.18% for the year ended July 31, 2024. That result compares with a 3.89% gain for the Bloomberg New York Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Toward the end of 2023, the municipal bond market rallied alongside declining U.S. Treasury yields. With investors in the market more willing to take on risk during the last year, lower quality bonds significantly outpaced their higher quality counterparts, despite the elevated rate volatility that was seen in 2024.
Within the fund, each sector contributed positively to overall returns. Holdings in health care, housing and corporate bonds were particularly additive during the period. Education and transportation debt also saw returns surpassing those of the overall portfolio. Idiosyncratic security selection was a factor in overall results, as bottom-up investment research provided opportunity for the fund to build a diversified portfolio of high-conviction ideas.
Holdings in non-general obligation
*
government issues, escrowed bonds
†
and general obligation municipals
*
, while still positive, were below the portfolio’s overall return. Broadly speaking, those credits rated Baa/BBB or lower provided returns greater than those rated A or higher, where the majority of the portfolio’s holdings reside.
*
A general obligation bond is a municipal bond backed solely by the credit and taxing power of the issuing jurisdiction rather than the revenue from a given project.
†
Escrowed to maturity municipal bonds are a form of pre-funded municipal bonds, which are backed by Treasury securities held in an escrow account.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Tax-Exempt Fund of New York — Class F-3 2	5.18%	1.27%	2.35%
Bloomberg Municipal Bond Index 3	3.74	1.18	2.39
Bloomberg New York Municipal Index 3	3.89	1.13	2.26
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg New York Municipal Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 277,522,000
Holdings Count | Holding	258
Advisory Fees Paid, Amount	$ 664,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 277,522
Total number of portfolio holdings	258
Total advisory fees paid (in thousands)	$ 664
Portfolio turnover rate	20%

Holdings [Text Block]
Portfolio quality summary
*

*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†
Includes derivatives.